Subsequent Events (Details) - USD ($)						3 Months Ended
	May 13, 2020	May 08, 2020	Apr. 24, 2020	Jan. 17, 2020	Dec. 27, 2019	Mar. 31, 2020	May 15, 2020
Common Class B [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Issuance of Class B ordinary shares (in shares)					1
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Issuance of Class B ordinary shares (in shares)				11,500,000
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance of Class B ordinary shares (in shares)			17,250,000
Number of shares subject to forfeiture (in shares)	2,250,000	2,250,000	2,250,000			2,250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Promissory notes payable							$ 235,959
Subsequent Event [Member] | Sponsor [Member] | Founder Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares subject to forfeiture (in shares)						2,250,000
Subsequent Event [Member] | Common Class B [Member] | Sponsor [Member] | Founder Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance of Class B ordinary shares (in shares)	17,250,000	17,250,000	17,250,000